Parent Company Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Cash and cash equivalents	$ 39,251	$ 27,321	$ 37,689	$ 48,412
Available for sale securities, at fair value	173,040	170,220
Other assets	7,412	9,018
Total assets	1,350,533	1,346,379
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	1,192,794	1,193,537
Shareholders' equity	157,739	152,842	125,759	130,517
Total liabilities and shareholders' equity	1,350,533	1,346,379
Parent Company [Member]
ASSETS:
Cash and cash equivalents	12,930	6,589	9,591	15,112
Available for sale securities, at fair value	2,992	5,082
Investment In Savings Institute Bank and Trust Company	144,588	138,506
ESOP note receivable	4,671	5,145
Income Taxes Receivable	446	3,885
Other assets	765	2,322
Total assets	166,392	161,529
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	8,653	8,687
Shareholders' equity	157,739	152,842
Total liabilities and shareholders' equity	$ 166,392	$ 161,529